Leases (Details Narrative) - USD ($) $ in Thousands	2 Months Ended	3 Months Ended		4 Months Ended	6 Months Ended	10 Months Ended	12 Months Ended
	Mar. 14, 2023	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2023	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Successor [Member]
Operating lease expenses		$ 109	$ 56	$ 65	$ 222	$ 345
Weighted average remaining lease term		1 year 7 months 6 days			1 year 7 months 6 days	1 year 4 months 24 days
Weighted average discount rate used to determine operating lease		8.00%			8.00%	8.00%
Predecessor [Member]
Operating lease expenses	$ 57						$ 681
Weighted average remaining lease term							2 years 9 months 25 days
Weighted average discount rate used to determine operating lease							8.00%